Revenue - Summary of Revenue Disaggregated by Types of Revenue and Timing of Revenue Recognition (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 85,003,616	₩ 76,009,201	₩ 57,466,678
Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	70,835,389	65,976,974	48,108,619
Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,510,054	3,419,853	2,707,450
Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,798,351	6,042,017	6,225,446
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	859,822	570,357	425,163
Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	72,524,037	67,036,279	48,668,502
Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,479,579	8,972,922	8,798,176
Steel [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44,546,966	41,093,405	28,892,878
Steel [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	43,508,308	40,305,393	28,394,790
Steel [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	919,391	680,513	462,489
Steel [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Steel [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	119,267	107,499	35,599
Steel [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	43,627,575	40,412,892	28,430,389
Steel [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	919,391	680,513	462,489
Construction [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,921,108	6,075,222	6,250,052
Construction [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Construction [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	142,708	58,807	45,359
Construction [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,769,863	6,014,050	6,197,497
Construction [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,537	2,365	7,196
Construction [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	837,363	491,313	141,916
Construction [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,083,745	5,583,909	6,108,136
Trading [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25,955,458	25,065,608	19,345,222
Trading [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	24,824,117	24,233,531	18,796,522
Trading [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	586,047	547,369	388,222
Trading [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Trading [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	545,294	284,708	160,478
Trading [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25,369,411	24,518,239	18,957,000
Trading [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	586,047	547,369	388,222
Energy and Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,998,959	2,061,277	1,880,736
Energy and Others [Member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	84,168	7,751	2,490
Energy and Others [Member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,849,390	2,027,133	1,801,862
Energy and Others [Member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Energy and Others [Member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	65,401	26,393	76,384
Energy and Others [Member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	149,569	34,144	78,874
Energy and Others [Member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,849,390	2,027,133	1,801,862
Green Materials and Energy [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,451,785	1,241,957	771,575
Green Materials and Energy [Member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,418,796	1,210,874	742,128
Green Materials and Energy [Member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,501	3,150	1,498
Green Materials and Energy [Member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	28,488	27,933	27,949
Green Materials and Energy [Member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Green Materials and Energy [Member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,418,796	1,210,874	742,128
Green Materials and Energy [Member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	32,989	31,083	29,447
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	129,340	471,732	326,215
Other [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	219,425	172,689
Other [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,017	102,881	8,020
Other [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	34	0
Other [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	121,323	149,392	145,506
Other [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	121,323	368,817	318,195
Other [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 8,017	₩ 102,915	₩ 8,020